CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2012
Customers with Greater than 10% of Net Revenues and Outstanding Accounts Receivable

The following table summarizes customers that contributed greater than 10% of net revenues:

Name of Customer	Year Ended December 31,
	2010	2011	2012
Customer A	18.4%	15.3%	16.2%
Customer B	*	10.7%	*

*	Less than 10%

The following table summarizes customers with greater than 10% of outstanding accounts receivable:

Name of Customer	Year Ended December 31,
	2010	2011	2012
Customer A	*	*	15.9%

*	Less than 10%